Revolving Credit Facilities, Bonds Payable and Secured Debt Facilities, and Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Debt Obligation

The following represents the Company’s debt obligations as of December 31, 2012 and 2011:

	2012	2011
Revolving Credit Facilities, Bonds Payable and Secured Debt Facility
TL Revolving Credit Facility, weighted average variable interest at 1.76% and 1.53% at December 31, 2012 and 2011, respectively	$352,500	$125,000
TW Revolving Credit Facility, weighted average variable interest at 2.97% and 3.02% at December 31, 2012 and 2011, respectively	88,940	8,047
TAP Funding Revolving Credit Facility, weighted average variable interest at 3.96% at December 31, 2012	108,471	—
2005-1 Bonds, variable interest at 0.74% and 0.81% at December 31, 2012 and 2011, respectively	124,458	175,726
2011-1 Bonds, fixed interest at 4.70%	340,000	380,000
2012-1 Bonds, fixed interest at 4.21%	373,333	—
TMCL Secured Debt Facility, weighted average variable interest at 3.03% at December 31, 2011	—	820,418
TMCL II Secured Debt Facility, weighted average variable interest at 2.84% at December 31, 2012	874,000	—

Total debt obligations	$2,261,702	$1,509,191

Amount due within one year	$131,500	$132,535

Amounts due beyond one year	$2,130,202	$1,376,656

Future Scheduled Repayments

The following is a schedule by year, of future scheduled repayments, as of December 31, 2012:

	TL Revolving Credit Facility	TW Revolving Credit Facility	TAP Funding Revolving Credit Facility	2005-1 Bonds	2011-1 Bonds	2012-1 Bonds	TMCL II Secured Debt Facility
Year ending December 31:
2013	$—	$—	$—	$51,500	$40,000	$40,000	$—
2014	—	—	—	51,500	40,000	40,000	50,983
2015	—	—	108,471	21,458	40,000	40,000	87,400
2016	—	—	—	—	40,000	40,000	87,400
2017 and thereafter	352,500	88,940	—	—	180,000	213,333	648,217

	$352,500	$88,940	$108,471	$124,458	$340,000	$373,333	$874,000

Summary of Derivative Instruments

The following is a summary of the Company’s derivative instruments as of December 31, 2012:

Derivative instruments	Notional amount
Interest rate cap contracts with several banks with fixed rates between 3.21% and 5.63% per annum, nonamortizing notional amounts, with termination dates through November 2015	$482,180
Interest rate swap contracts with several banks, with fixed rates between 0.48% and 3.96% per annum, amortizing notional amounts, with termination dates through November 2020	578,657

Total notional amount as of December 31, 2012	$1,060,837